SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Financial Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Long-term debt	$ 346	$ 0	$ 346	$ 1
Other long-term debt	2	0	82	0
Accrued interest on long-term debt	(8)	(8)	2	(1)
Costs on early extinguishment of 2020 Notes	9	0	9	0
Net increase (decrease) in financial liabilities	$ 349	$ (8)	$ 439	$ 0